EATON VANCE MANAGEMENT The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

March 28, 2007

Office of Filings, Information & Consumer Services Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

RE:	Eaton Vance Mutual Funds Trust (File No. 811-4015), (the “Registrant”)
on behalf of its series Eaton Vance Strategic Income Fund (“Strategic Income Fund”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant for its series Strategic Income Fund, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Regulation S-T, are preliminary copies of the Shareholder Letter, Notice of Meeting, Proxy Statement and form of Proxy (“proxy materials”) regarding a Special Meeting of Shareholders to be held on Friday, May 18, 2007.

The shareholders are being asked to consider the following three proposals:

1.	To approve an Investment Advisory Agreement between Eaton Vance Management and Strategic Income Fund that clarifies the Adviser’s responsibility for allocating assets among registered investment companies managed by Boston Management and Research (“BMR”) and also gives the Adviser the ability to invest Fund assets in other securities directly, if appropriate;

2.	To approve a new Investment Advisory Agreement between BMR and Global Macro Portfolio reflecting a restructured revised advisory fee; and

3.	To authorize the Board of Trustees to select investment sub-advisers and enter into investment sub-advisory agreements without obtaining shareholder approval to the extent permitted by applicable law.

     The definitive proxy materials are intended to be mailed to shareholders during the week of April 9, 2007. We would appreciate receiving the Staff's comments, if any, as soon as possible so that the definitive proxy materials can be printed.

     If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 598-8642.

Very truly yours,

/s/ Maureen Magner

Maureen Magner, Esq.
Vice President